Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Reserve of share-based payments [member]	Foreign currency translation reserve [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2022	$ 125,713,259	$ 7,309,323	$ 2,226,051	$ (38,500,932)	$ 7,581,625	$ 104,329,326
IfrsStatementLineItems [Line Items]
Profit/(loss) after income tax expense for the year				(11,484,091)	(87,149)	(11,571,240)
Other comprehensive income for the year, net of tax			1,649,254		292,308	1,941,562
Total comprehensive income for the year			1,649,254	(11,484,091)	205,159	(9,629,678)
Issue of shares for cash (Note 14)	19,059,988					19,059,988
Exercise of stock options (Note 14)	40,130					40,130
Share issue costs (Note 14)	(1,826,706)					(1,826,706)
Share options expense for period (Note 26)		1,116,829				1,116,829
Performance rights revaluation (Note 28)		300,076				300,076
Balance at Jun. 30, 2023	142,986,671	8,726,228	3,875,305	(49,985,023)	7,786,784	113,389,965
IfrsStatementLineItems [Line Items]
Profit/(loss) after income tax expense for the year				(16,283,111)	(106,181)	(16,389,292)
Other comprehensive income for the year, net of tax			53,609		7,882	61,491
Total comprehensive income for the year			53,609	(16,283,111)	(98,299)	(16,327,801)
Issue of shares for cash (Note 14)	1,000,005					1,000,005
Exercise of stock options (Note 14)	176					176
Share issue costs (Note 14)	(14,282)					(14,282)
Share options expense for period (Note 26)		798,798				798,798
Performance rights revaluation (Note 28)		(463,129)				(463,129)
Balance at Jun. 30, 2024	143,972,570	9,061,897	3,928,914	(66,268,134)	7,688,485	98,383,732
IfrsStatementLineItems [Line Items]
Profit/(loss) after income tax expense for the year				(11,015,635)	(83,536)	(11,099,171)
Other comprehensive income for the year, net of tax			500,189		87,996	588,185
Total comprehensive income for the year			500,189	(11,015,635)	4,460	(10,510,986)
Issue of shares for cash (Note 14)	8,472,091					8,472,091
Exercise of stock options (Note 14)	2,787,281					2,787,281
Share issue costs (Note 14)	(1,414,458)					(1,414,458)
Share options expense for period (Note 26)		(1,261,489)				(1,261,489)
Shares issued for conversion of Nebari loan (Note 14)	13,076,290					13,076,290
Shares issued for services (Note 14)	323,395					323,395
Broker options (Note 28)	(180,890)	180,890
Balance at Jun. 30, 2025	$ 167,036,279	$ 7,981,298	$ 4,429,103	$ (77,283,769)	$ 7,692,945	$ 109,855,856